UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21457

Name of Fund:    BlackRock Allocation Target Shares

Series C Portfolio

Series M Portfolio

Series P Portfolio

Series S Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Allocation Target Shares, 55 East 52nd Street,
New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2014

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	Series C Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)	Value
Capital Markets — 0.2%
State Street Capital Trust IV, 1.27%, 6/01/77 (a)	$1,075	$871,578
Commercial Banks — 0.1%
Wachovia Capital Trust III, 5.57% (a)(b)	225	220,781
Diversified Financial Services — 0.9%
General Electric Capital Corp., 5.25% (a)(b)	900	859,500
JPMorgan Chase & Co., 7.90% (a)(b)	1,500	1,695,000
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(c)	500	532,500

		3,087,000
Insurance — 1.1%
American International Group, Inc., 8.18%, 5/15/68 (a)	190	231,800
Lincoln National Corp., 7.00%, 5/17/66 (a)	875	872,637
New York Life Insurance Co., 6.75%, 11/15/39 (c)	600	743,932
Pacific Life Insurance Co., 9.25%, 6/15/39 (c)	605	804,043
Prudential Financial, Inc., 8.88%, 6/15/38 (a)	850	1,020,000

		3,672,412
Media — 0.5%
NBCUniversal Enterprise, Inc., 5.25% (b)(c)	1,800	1,800,000
Oil, Gas & Consumable Fuels — 0.4%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)	1,090	1,223,525
Total Capital Trusts — 3.2%		10,875,296

Corporate Bonds
Aerospace & Defense — 1.3%
Northrop Grumman Systems Corp., 7.88%, 3/01/26	1,000	1,276,111
United Technologies Corp.:
1.80%, 6/01/17	820	823,004
6.05%, 6/01/36	450	544,897
4.50%, 6/01/42	1,665	1,641,861

		4,285,873
Air Freight & Logistics — 0.3%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (c)	953	961,215
Airlines — 0.6%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, 5.25%, 5/30/25 (c)	1,025	1,025,000
U.S. Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25	925	890,313

		1,915,313

Corporate Bonds	Par (000)	Value
Automobiles — 1.6%
Daimler Finance North America LLC:
2.30%, 1/09/15 (c)	$800	$812,312
1.25%, 1/11/16 (c)	2,300	2,285,011
Ford Motor Co., 7.45%, 7/16/31	1,144	1,369,614
Volkswagen International Finance NV, 1.63%, 3/22/15 (c)	850	859,919

		5,326,856
Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc.:
1.38%, 7/15/17	1,350	1,328,671
2.50%, 7/15/22	1,100	1,026,958

		2,355,629
Biotechnology — 0.7%
Amgen, Inc.:
1.88%, 11/15/14 (d)	1,975	2,004,819
5.38%, 5/15/43	520	537,819

		2,542,638
Capital Markets — 5.3%
Ameriprise Financial, Inc., 5.30%, 3/15/20	325	369,454
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13	3,525	3,568,491
6.25%, 9/01/17	635	719,585
6.15%, 4/01/18	875	985,985
5.75%, 1/24/22	1,975	2,178,451
3.63%, 1/22/23	1,425	1,363,402
6.25%, 2/01/41	725	819,963
Morgan Stanley:
0.76%, 10/15/15 (a)	2,050	2,010,105
6.25%, 8/28/17	885	986,856
7.30%, 5/13/19	1,625	1,887,623
5.63%, 9/23/19	265	284,830
5.75%, 1/25/21	100	108,545
5.50%, 7/28/21	935	998,419
3.75%, 2/25/23	1,050	1,004,097
UBS AG, 2.25%, 1/28/14	655	661,302

		17,947,108
Chemicals — 0.4%
Agrium, Inc., 6.13%, 1/15/41	335	363,658
Ecolab, Inc., 5.50%, 12/08/41	250	272,993
LyondellBasell Industries NV, 5.00%, 4/15/19	825	897,679

		1,534,330
Commercial Banks — 6.5%
Associated Banc-Corp., 5.13%, 3/28/16	1,490	1,603,912
Barclays Bank PLC, 5.14%, 10/14/20	1,000	1,010,309
BNP Paribas SA, 3.25%, 3/03/23	950	873,289

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO General Obligation Bonds LIBOR London Interbank Offered Rate	RB Revenue Bonds TBA To-Be-Announced

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	1

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Commercial Banks (concluded)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	$1,050	$1,004,086
HSBC Bank USA, N.A., 4.63%, 4/01/14	5,500	5,653,027
HSBC Holdings PLC, 6.80%, 6/01/38	1,505	1,730,994
ING Bank NV:
2.38%, 6/09/14 (c)	850	861,594
3.00%, 9/01/15 (c)	1,625	1,670,987
Intesa Sanpaolo SpA, 3.13%, 1/15/16	630	619,453
Nordea Bank AB, 2.13%, 1/14/14 (c)(d)	1,100	1,109,887
Regions Financial Corp., 5.75%, 6/15/15	550	593,313
Royal Bank of Scotland Group PLC, 5.00%, 11/12/13	3,000	3,015,000
Standard Chartered PLC, 3.95%, 1/11/23 (c)	350	325,586
Wells Fargo & Co.:
3.68%, 6/15/16 (e)	300	320,525
3.50%, 3/08/22	1,500	1,516,975
3.45%, 2/13/23	405	386,789

		22,295,726
Commercial Services & Supplies — 0.9%
The ADT Corp.:
2.25%, 7/15/17	400	392,522
3.50%, 7/15/22	950	873,571
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)	1,575	1,658,724

		2,924,817
Communications Equipment — 0.2%
Brocade Communications Systems, Inc., 6.88%, 1/15/20	725	773,937
Computers & Peripherals — 0.5%
Apple, Inc., 2.40%, 5/03/23	1,100	1,020,210
Hewlett-Packard Co., 2.63%, 12/09/14	545	556,219

		1,576,429
Consumer Finance — 2.0%
Capital One Financial Corp.:
2.15%, 3/23/15	2,900	2,945,695
1.00%, 11/06/15	475	468,558
Discover Financial Services, 3.85%, 11/21/22	650	610,407
SLM Corp.:
5.00%, 10/01/13	1,075	1,080,375
3.88%, 9/10/15	1,700	1,717,090

		6,822,125
Diversified Financial Services — 12.4%
Bank of America Corp.:
6.50%, 8/01/16 (d)	3,330	3,754,395
5.63%, 10/14/16	325	359,550
5.75%, 12/01/17	1,755	1,950,463
5.70%, 1/24/22	2,125	2,358,846
3.30%, 1/11/23	1,325	1,252,320
BP Capital Markets PLC:
3.13%, 10/01/15 (d)	2,875	3,004,855
2.75%, 5/10/23	925	855,273
Citigroup, Inc.:
5.50%, 10/15/14	4,050	4,259,721
4.75%, 5/19/15	785	830,217
5.30%, 1/07/16	768	833,620
4.45%, 1/10/17	1,675	1,793,573
6.00%, 10/31/33	100	97,505
6.13%, 8/25/36	100	97,909
CME Group Index Services LLC, 4.40%, 3/15/18 (c)	1,700	1,844,488

Corporate Bonds	Par (000)	Value
Diversified Financial Services (concluded)
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	$2,350	$2,382,877
1.70%, 5/09/16	700	688,579
8.13%, 1/15/20	1,400	1,686,402
General Electric Capital Corp.:
6.75%, 3/15/32	1,075	1,288,952
6.15%, 8/07/37 (d)	715	809,047
HSBC Finance Corp., 6.68%, 1/15/21	1,100	1,216,104
Iberdrola Finance Ireland Ltd., 3.80%, 9/11/14 (c)	750	769,373
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	825	866,250
JPMorgan Chase & Co.:
6.00%, 1/15/18	2,150	2,453,498
6.30%, 4/23/19	1,035	1,202,357
3.25%, 9/23/22	3,750	3,560,257
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	1,350	1,461,789
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)	589	605,832

		42,284,052
Diversified Telecommunication Services — 3.1%
AT&T Inc.:
6.50%, 9/01/37	877	995,042
4.30%, 12/15/42	14	12,192
British Telecommunications PLC, 1.40%, 12/20/13 (a)	1,075	1,080,328
Deutsche Telekom International Finance BV, 3.13%, 4/11/16 (c)	950	991,111
Qwest Corp., 7.50%, 10/01/14	1,075	1,157,088
Telecom Italia Capital SA:
5.25%, 11/15/13	1,360	1,377,044
7.20%, 7/18/36	194	191,056
7.72%, 6/04/38	194	196,871
Telefonica Emisiones SAU, 7.05%, 6/20/36	700	768,525
Telefonica Moviles Chile SA, 2.88%, 11/09/15 (c)	1,375	1,377,340
Verizon Communications, Inc.:
6.25%, 4/01/37	850	969,933
3.85%, 11/01/42	425	352,640
Verizon Global Funding Corp., 7.75%, 12/01/30	750	971,648

		10,440,818
Electric Utilities — 6.7%
Allegheny Energy Supply Co. LLC, 5.75%, 10/15/19 (c)	1,150	1,283,573
American Transmission Systems, Inc., 5.25%, 1/15/22 (c)	400	432,589
Carolina Power & Light Co., 6.30%, 4/01/38	750	926,014
The Cleveland Electric Illuminating Co., 5.65%, 12/15/13	104	106,190
Duke Energy Carolinas LLC, 5.25%, 1/15/18	450	513,862
Duke Energy Corp., 3.35%, 4/01/15	1,700	1,770,640
E.ON International Finance BV, 5.80%, 4/30/18 (c)	1,100	1,274,196
Florida Power & Light Co., 5.95%, 2/01/38	1,075	1,298,594
Great Plains Energy, Inc., 5.29%, 6/15/22 (e)	745	806,413
Jersey Central Power & Light Co., 5.65%, 6/01/17	1,710	1,912,001
Kentucky Utilities Co., 5.13%, 11/01/40	375	412,437
Kiowa Power Partners LLC, 4.81%, 12/30/13 (c)	2	2,412

2	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Electric Utilities (concluded)
MidAmerican Energy Holdings Co.:
5.30%, 3/15/18	$2,170	$2,480,978
5.75%, 4/01/18	1,475	1,712,322
Mississippi Power Co., 4.25%, 3/15/42	400	360,878
Northern States Power Co., 6.20%, 7/01/37	725	894,066
Ohio Edison Co., 6.40%, 7/15/16	190	216,932
Ohio Power Co., 6.60%, 3/01/33	675	805,629
Oncor Electric Delivery Co. LLC:
4.10%, 6/01/22	650	670,652
5.30%, 6/01/42	1,650	1,749,526
PacifiCorp, 6.00%, 1/15/39	450	537,427
Progress Energy, Inc.:
4.88%, 12/01/19	1,075	1,194,210
3.15%, 4/01/22	775	742,352
Southern California Edison Co., 5.35%, 7/15/35	825	926,449

		23,030,342
Energy Equipment & Services — 1.7%
Ensco PLC, 3.25%, 3/15/16	1,600	1,671,877
Transocean, Inc.:
4.95%, 11/15/15	900	965,332
5.05%, 12/15/16	1,150	1,250,539
6.00%, 3/15/18	600	672,385
6.50%, 11/15/20	1,175	1,322,591

		5,882,724
Food & Staples Retailing — 1.3%
Tesco PLC, 5.50%, 11/15/17 (c)	1,840	2,068,841
Wal-Mart Stores, Inc.:
5.25%, 9/01/35	675	732,858
6.50%, 8/15/37	1,060	1,339,399
6.20%, 4/15/38	230	282,224

		4,423,322
Food Products — 1.3%
Kraft Foods Group, Inc.:
6.88%, 1/26/39	368	446,439
5.00%, 6/04/42	920	931,677
Mondelez International, Inc., 6.50%, 8/11/17	2,640	3,069,396

		4,447,512
Gas Utilities — 0.3%
Atmos Energy Corp., 8.50%, 3/15/19	800	1,045,898
Health Care Equipment & Supplies — 1.2%
Covidien International Finance SA:
1.35%, 5/29/15	800	806,903
6.00%, 10/15/17	2,300	2,665,251
2.95%, 6/15/23	525	496,299

		3,968,453
Health Care Providers & Services — 0.8%
Coventry Health Care, Inc., 5.45%, 6/15/21	850	946,781
WellPoint, Inc.:
4.35%, 8/15/20	1,275	1,357,739
6.38%, 6/15/37	375	436,248

		2,740,768
Independent Power Producers & Energy Traders — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18	925	952,750
Industrial Conglomerates — 0.8%
Eaton Corp.:
2.75%, 11/02/22 (c)	975	912,131
4.15%, 11/02/42 (c)	375	336,449
Hutchison Whampoa International Ltd., 4.63%, 9/11/15 (c)	1,000	1,066,083

Corporate Bonds	Par (000)	Value
Industrial Conglomerates (concluded)
Tyco Electronics Group SA, 3.50%, 2/03/22	$600	$581,418

		2,896,081
Insurance — 5.5%
ACE INA Holdings, Inc., 2.60%, 11/23/15	625	648,663
Allied World Assurance Co. Holdings Ltd., 5.50%, 11/15/20	825	893,489
American International Group, Inc.:
4.88%, 9/15/16	500	547,683
3.80%, 3/22/17	900	943,484
5.45%, 5/18/17	725	799,194
5.85%, 1/16/18 (d)	1,530	1,720,347
6.40%, 12/15/20	485	562,448
4.88%, 6/01/22	210	223,844
Genworth Holdings, Inc.:
6.52%, 5/22/18	200	221,061
7.63%, 9/24/21	250	290,520
ING U.S., Inc., 3.15%, 2/15/18 (c)	1,725	1,733,680
Manulife Financial Corp., 4.90%, 9/17/20	750	808,484
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (c)	575	842,661
MetLife Institutional Funding II, 1.63%, 4/02/15 (c)(d)	6,000	6,076,038
Prudential Financial, Inc.:
5.40%, 6/13/35	1,000	1,001,622
5.70%, 12/14/36	175	185,861
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)	1,050	1,282,305

		18,781,384
IT Services — 0.2%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	625	564,481
Life Sciences Tools & Services — 0.7%
Life Technologies Corp.:
3.50%, 1/15/16	1,295	1,347,824
6.00%, 3/01/20	820	923,787

		2,271,611
Machinery — 0.3%
AGCO Corp., 5.88%, 12/01/21	775	824,316
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, 8/15/13	220	221,390

		1,045,706
Media — 6.8%
Comcast Corp.:
4.25%, 1/15/33	375	358,803
6.50%, 11/15/35	1,075	1,300,914
6.55%, 7/01/39	500	602,366
COX Communications, Inc.:
2.95%, 6/30/23 (c)	1,700	1,546,342
8.38%, 3/01/39 (c)	625	847,094
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/01/16	1,950	2,048,502
3.80%, 3/15/22	625	600,369
6.38%, 3/01/41	229	239,322
Discovery Communications LLC:
3.70%, 6/01/15	1,175	1,233,018
4.88%, 4/01/43	526	486,237
Grupo Televisa SAB, 6.63%, 1/15/40	900	992,472
News America, Inc.:
7.28%, 6/30/28	1,075	1,256,795
6.40%, 12/15/35	1,025	1,144,916
Omnicom Group, Inc., 4.45%, 8/15/20	999	1,037,970

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	3

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Media (concluded)
TCM Sub LLC, 3.55%, 1/15/15 (c)	$1,750	$1,812,776
Thomson Reuters Corp., 5.95%, 7/15/13	2,300	2,304,193
Time Warner Cable, Inc.:
7.50%, 4/01/14	1,425	1,494,558
5.85%, 5/01/17	875	964,082
8.25%, 4/01/19	1,120	1,348,473
Time Warner, Inc., 6.25%, 3/29/41	682	752,512
Virgin Media Secured Finance PLC, 6.50%, 1/15/18	820	842,550

		23,214,264
Metals & Mining — 1.9%
Barrick Gold Corp.:
2.90%, 5/30/16	750	739,801
4.10%, 5/01/23 (c)	475	396,842
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20 (c)	950	878,098
3.55%, 3/01/22	1,530	1,389,786
3.88%, 3/15/23 (c)	600	543,055
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	1,025	1,255,931
Southern Copper Corp., 6.75%, 4/16/40	450	442,444
Teck Resources Ltd., 6.25%, 7/15/41	800	757,893

		6,403,850
Multiline Retail — 0.3%
Dollar General Corp., 3.25%, 4/15/23	1,300	1,187,151
Multi-Utilities — 1.6%
CenterPoint Energy, Inc., 6.50%, 5/01/18	850	1,005,270
CMS Energy Corp., 5.05%, 3/15/22	1,644	1,776,181
NiSource Finance Corp., 5.25%, 2/15/43	440	429,897
Sempra Energy, 6.50%, 6/01/16	975	1,118,024
Virginia Electric & Power Co., 6.00%, 1/15/36	900	1,086,023

		5,415,395
Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.:
5.75%, 6/15/14	900	940,999
6.38%, 9/15/17	2,645	3,041,697
Canadian Natural Resources Ltd., 5.90%, 2/01/18	1,700	1,953,858
DCP Midstream LLC:
5.35%, 3/15/20 (c)	260	276,846
4.75%, 9/30/21 (c)	161	163,977
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	485	624,333
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20	390	451,393
Energy Transfer Partners LP:
5.20%, 2/01/22	1,130	1,195,852
6.50%, 2/01/42	770	821,148
Enterprise Products Operating LLC:
3.70%, 6/01/15	500	524,981
6.45%, 9/01/40	800	928,130
5.70%, 2/15/42	490	518,894
Kinder Morgan Energy Partners LP:
7.30%, 8/15/33	1,400	1,675,997
5.63%, 9/01/41	250	253,815
5.00%, 3/01/43	425	400,744
Noble Holding International Ltd., 3.95%, 3/15/22	480	469,655
Pioneer Natural Resources Co.:
6.88%, 5/01/18	880	1,038,976
7.50%, 1/15/20	120	147,553
Schlumberger Norge AS, 4.20%, 1/15/21 (c)	975	1,041,266
Shell International Finance BV, 6.38%, 12/15/38	800	1,030,667
Texas Eastern Transmission LP, 2.80%, 10/15/22 (c)	1,400	1,301,903

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Valero Energy Corp., 6.63%, 6/15/37	$426	$489,544
Western Gas Partners LP, 5.38%, 6/01/21	1,025	1,099,888
The Williams Cos., Inc.:
7.88%, 9/01/21	550	663,939
3.70%, 1/15/23	625	580,677
7.75%, 6/15/31	186	217,238
8.75%, 3/15/32	155	196,615
Williams Partners LP, 6.30%, 4/15/40	225	235,860

		22,286,445
Paper & Forest Products — 0.4%
International Paper Co., 7.95%, 6/15/18	1,150	1,408,083
Pharmaceuticals — 4.8%
AbbVie, Inc.:
1.75%, 11/06/17 (c)	2,220	2,174,972
2.90%, 11/06/22 (c)	1,805	1,687,929
Actavis, Inc., 5.00%, 8/15/14	1,025	1,067,569
Allergan, Inc., 5.75%, 4/01/16	550	617,601
Express Scripts Holding Co., 2.10%, 2/12/15	775	788,163
Hospira, Inc., 5.90%, 6/15/14	1,075	1,106,592
Merck & Co., Inc., 6.55%, 9/15/37	250	321,262
Mylan, Inc.:
2.60%, 6/24/18 (c)	968	954,074
6.00%, 11/15/18 (c)	1,780	1,950,668
Pfizer, Inc., 3.00%, 6/15/23	950	921,392
Roche Holding, Inc., 6.00%, 3/01/19 (c)	1,200	1,432,780
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	650	768,235
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	1,140	1,140,105
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	425	406,548
Wyeth LLC, 5.95%, 4/01/37	800	938,650

		16,276,540
Professional Services — 0.6%
The Dun & Bradstreet Corp., 3.25%, 12/01/17	1,300	1,309,420
Experian Finance PLC, 2.38%, 6/15/17 (c)	600	594,455

		1,903,875
Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.:
4.63%, 4/01/15	2,500	2,641,883
4.70%, 3/15/22	575	579,942
3.50%, 1/31/23	975	892,783
Boston Properties LP:
3.85%, 2/01/23	750	736,521
3.80%, 2/01/24	875	859,375
DDR Corp.:
4.75%, 4/15/18	280	300,861
7.88%, 9/01/20	350	426,915
HCP, Inc., 3.75%, 2/01/16	525	552,785
Host Hotels & Resorts LP, 5.88%, 6/15/19	770	827,825
Plum Creek Timberlands LP, 4.70%, 3/15/21	875	905,328
ProLogis LP, 6.25%, 3/15/17	525	586,595
Simon Property Group LP:
1.50%, 2/01/18 (c)	725	698,313
10.35%, 4/01/19	280	387,781
2.75%, 2/01/23	480	440,632
Ventas Realty LP/Ventas Capital Corp.:
2.70%, 4/01/20	600	567,325
4.75%, 6/01/21	845	887,711

		12,292,575
Road & Rail — 1.8%
Asciano Finance Ltd., 5.00%, 4/07/18 (c)	600	637,429

4	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Road & Rail (concluded)
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	$500	$556,847
Canadian National Railway Co., 6.25%, 8/01/34	1,100	1,371,186
Canadian Pacific Railway Co., 7.25%, 5/15/19	500	613,127
Kansas City Southern de Mexico SA de CV:
2.35%, 5/15/20 (c)	370	357,959
3.00%, 5/15/23 (c)	706	662,741
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 7/11/14 (c)	475	481,769
3.13%, 5/11/15 (c)	1,500	1,549,951

		6,231,009
Software — 0.4%
Autodesk, Inc., 1.95%, 12/15/17	550	536,591
BMC Software, Inc., 4.25%, 2/15/22	490	489,692
Oracle Corp., 5.38%, 7/15/40	475	529,480

		1,555,763
Specialty Retail — 1.1%
The Home Depot, Inc., 2.70%, 4/01/23	900	853,251
QVC, Inc.:
7.50%, 10/01/19 (c)	865	940,438
7.38%, 10/15/20 (c)	310	338,162
4.38%, 3/15/23 (c)	1,700	1,585,711

		3,717,562
Tobacco — 1.7%
Altria Group, Inc.:
9.95%, 11/10/38	140	207,202
10.20%, 2/06/39	686	1,032,479
BAT International Finance PLC, 1.40%, 6/05/15 (c)	1,200	1,209,522
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (c)	950	933,835
Lorillard Tobacco Co.:
3.50%, 8/04/16	1,100	1,149,995
7.00%, 8/04/41	350	370,690
Philip Morris International, Inc., 4.13%, 3/04/43	1,000	888,392

		5,792,115
Wireless Telecommunication Services — 3.7%
Alltel Corp., 7.88%, 7/01/32	470	631,870
America Movil SAB de CV:
5.50%, 3/01/14	1,250	1,285,039
2.38%, 9/08/16	3,140	3,181,476
3.13%, 7/16/22	650	598,907
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	300	295,235
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	305	396,133
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)	1,450	1,663,839
Rogers Communications, Inc., 7.50%, 3/15/15	2,125	2,352,913
Vodafone Group PLC, 5.75%, 3/15/16	2,000	2,221,548

		12,626,960
Total Corporate Bonds — 92.8%		316,349,485

Foreign Agency Obligations	Par (000)	Value
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	$800	$722,686
Nakilat, Inc., 6.07%, 12/31/33 (c)	25	28,013
Nexen, Inc., 6.40%, 5/15/37	495	538,008
Petrobras Global Finance BV, 4.38%, 5/20/23	225	206,402
Petrobras International Finance Co.:
2.88%, 2/06/15	775	781,985
3.88%, 1/27/16	700	720,178
5.88%, 3/01/18	2,350	2,529,054
7.88%, 3/15/19	450	520,363
Total Foreign Agency Obligations — 1.8%		6,046,689

Foreign Government Obligations
Brazil — 0.2%
Federative Republic of Brazil, 5.63%, 1/07/41	778	774,110
Colombia — 0.3%
Republic of Colombia, 2.63%, 3/15/23	1,200	1,071,000
Mexico — 1.3%
United Mexican States:
5.88%, 2/17/14	1,775	1,821,150
5.95%, 3/19/19	1,100	1,258,950
4.75%, 3/08/44	1,625	1,446,250

		4,526,350
Peru — 0.1%
Republic of Peru, 5.63%, 11/18/50	400	412,000
Turkey — 0.2%
Republic of Turkey, 4.88%, 4/16/43	550	473,000
Total Foreign Government Obligations — 2.1%		7,256,460

Taxable Municipal Bonds
Chicago O’Hare International Airport RB, 6.40%, 1/01/40	1,000	1,182,190
Los Angeles Department of Water & Power RB, 6.57%, 7/01/45	1,075	1,362,186
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	1,125	1,528,234
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57	1,200	1,320,912
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62	1,300	1,160,484
State of California GO:
7.30%, 10/01/39	510	662,398
7.63%, 3/01/40	150	201,343
7.60%, 11/01/40	430	580,435
State of Illinois GO, 4.42%, 1/01/15	1,100	1,148,081
Total Taxable Municipal Bonds — 2.7%		9,146,263

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 2.80%, 10/09/19 (d)(f)	815	684,600

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	5

Schedule of Investments (continued)	Series C Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
2.75%, 8/15/42-11/15/42 (d)	$1,394	$1,202,317
3.13%, 2/15/43	350	326,703
U.S. Treasury Notes, 0.75%, 2/28/18	175	170,721
Total U.S. Treasury Obligations — 0.5%		1,699,741
Total Long-Term Investments (Cost — $340,849,108) — 103.3%		352,058,534

Short-Term Securities	Shares	Value
Dreyfus Treasury Prime, 0.00% (g)	7,389,305	$7,389,305
Total Short-Term Securities (Cost — $7,389,305) — 2.2%		7,389,305

Options Purchased
(Cost — $476,098) — 0.1%		433,081
Total Investments Before Options Written
(Cost — $348,714,511*) — 105.6%		359,880,920

Options Written
(Premiums Received — $136,500) — (0.1)%		(113,813)
Total Investments Net of Options Written — 105.5%		359,767,107
Liabilities in Excess of Other Assets — (5.5)%		(18,866,072)

Net Assets — 100.0%		$340,901,035

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$348,764,235

Gross unrealized appreciation	$16,752,237
Gross unrealized depreciation	(5,635,552)

Net unrealized appreciation	$11,116,685

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is perpetual in nature and has no stated maturity date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of securities with an aggregate market value of $12,255,229 have been pledged for open reverse repurchase agreements.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.25%	11/13/12	Open	$722,294	$723,447
UBS Securities LLC	0.30%	3/07/13	Open	5,955,000	5,960,757
UBS Securities LLC	0.30%	3/07/13	Open	1,078,000	1,079,042
BNP Paribas Securities Corp.	0.34%	4/12/13	Open	1,933,000	1,934,460
BNP Paribas Securities Corp.	0.34%	4/12/13	Open	3,678,000	3,680,779
UBS Securities LLC	0.32%	4/30/13	Open	843,700	844,165
Deutsche Bank Securities, Inc.	0.22%	5/01/13	Open	657,525	657,770
Deutsche Bank Securities, Inc.	0.22%	5/01/13	Open	450,450	450,618
Deutsche Bank Securities, Inc.	0.32%	5/02/13	Open	1,732,725	1,733,649
Deutsche Bank Securities, Inc.	0.32%	5/03/13	Open	2,929,906	2,931,443
Total				$19,980,600	$19,996,130

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

6	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments (continued)	Series C Portfolio

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
109	Ultra Treasury Bonds	Chicago Board of Trade	September 2013	$16,057,063	$(552,316)
10	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	$2,200,000	(3,377)
155	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	$18,762,266	(302,279)
18	U.S. Treasury Bonds (20 Year)	Chicago Board of Trade	September 2013	$2,445,188	(67,060)
(97)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	$12,276,563	(92,494)
Total					$(1,017,526)

•	Over-the-counter interest rate swaptions purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.35%	Receive	3-month LIBOR	5/31/16	$2,600	$96,650
2-Year Interest Rate Swap	Credit Suisse International	Put	0.71%	Pay	3-month LIBOR	7/01/13	$18,150	2
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	5/31/16	$2,600	190,298
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	2/02/17	$3,500	146,131
Total								$433,081

•	Over-the-counter interest rate swaptions written as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	2/02/17	$7,000	$(113,813)

•	Credit default swaps — buy protection outstanding as of June 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
News America, Inc.	1.00%	Goldman Sachs Bank USA	6/20/17	$3,000	$(50,224)
CIGNA Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(25,722)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(10,313)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	$1,200	(23,424)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	$1,380	(22,771)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	$1,165	(9,330)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	$1,165	(8,029)
Viacom, Inc.	1.00%	Credit Suisse International	9/20/17	$1,400	(23,966)
Total					$(173,779)

•	Credit default swaps — sold protection outstanding as of June 30, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB-	$200	$10,237
The Interpublic Group of Cos., Inc.	1.00%	Goldman Sachs Bank USA	6/20/17	BB+	$3,000	99,314
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	$1,400	27,322
UnitedHealth Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A	$1,200	31,654
WellPoint, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	Not Rated	$1,200	28,346
Total						$196,873

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	7

Schedule of Investments (continued)	Series C Portfolio

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.44%[1]	3-month LIBOR	Chicago Mercantile	8/29/14	$7,400	$7,390,870
0.42%[1]	3-month LIBOR	Goldman Sachs Bank USA	2/08/15	$6,600	(5,367)
1.82%[1]	3-month LIBOR	Barclays Bank PLC	5/07/23	$900	65,752
2.30%[1]	3-month LIBOR	Deutsche Bank AG	6/03/23	$3,900	127,413
2.39%[1]	3-month LIBOR	Chicago Mercantile	6/20/23	$9,875	9,868,728
2.97%[1]	3-month LIBOR	Deutsche Bank AG	1/31/43	$1,800	139,805
Total					$17,587,201

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$352,058,534	—	$352,058,534
Short-Term Securities	$7,389,305	—	—	7,389,305
Options Purchased:
Interest Rate Contracts	—	433,081	—	433,081
Total	$7,389,305	$352,491,615	—	$359,880,920

[1] See above Schedule of Investments for values in each security type.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	—	$17,592,568	—	$17,592,568
Credit contracts	—	196,873	—	196,873
Liabilities:
Interest rate contracts	$(1,017,526)	(119,180)	—	(1,136,706)
Credit contracts	—	(173,779)	—	(173,779)
Total	$(1,017,526)	$17,496,482	—	$16,478,956

[2]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

8	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments (concluded)	Series C Portfolio

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$37,867	—	—	$37,867
Cash pledged for financial futures contracts	566,000	—	—	566,000
Liabilities:
Cash received as collateral for swap contracts	—	$(250,000)	—	(250,000)
Reverse repurchase agreements	—	(19,996,130)	—	(19,996,130)
Total	$603,867	$(20,246,130)	—	$(19,642,263)

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	9

Schedule of Investments June 30, 2013 (Unaudited)	Series M Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.09%, 1/15/15 (a)	$60	$59,645
DT Auto Owner Trust, Series 2012-1A, Class A, 1.05%, 1/15/15 (a)	99	99,117
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.29%, 8/15/23 (a)(b)	1,452	1,459,733
SLM Student Loan Trust, Series 2008-4, Class A4, 1.93%, 7/25/22 (b)	7,350	7,670,717
Total Asset-Backed Securities — 3.3%		9,289,212

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 23.1%
Banc of America Large Loan Trust, Series 2010-HLTN, Class HLTN, 2.49%, 11/15/15 (a)(b)	4,071	4,074,050
Bear Stearns Commercial Mortgage Securities:
Series 2004-T16, Class A6, 4.75%, 2/13/46 (b)	7,343	7,608,019
Series 2005-PW10, Class A4, 5.41%, 12/11/40 (b)	1,000	1,071,214
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (b)	10,255	11,600,466
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	500	551,946
Commercial Mortgage Asset Trust, Series 2006-C8, Class A3, 5.31%, 12/10/46	5,000	5,073,060
Credit Suisse Mortgage Capital Certificates:
Series 2006-C1, Class A3, 5.57%, 2/15/39 (b)	2,338	2,348,862
Series 2006-C4, Class A3, 5.47%, 9/15/39	5,546	6,110,229
Deutsche Bank ReREMIC Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)	1,947	1,950,387
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2, 5.64%, 5/10/40 (b)	1,035	1,035,027
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 8/10/42	302	301,669
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.98%, 8/10/45 (b)	8,735	9,733,917
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2005-CB12, Class A4, 4.90%, 9/12/37	280	298,343
Series 2006-LDP7, Class A4, 6.06%, 4/15/45 (b)	2,105	2,325,695
Series 2006-LDP9, Class A25, 5.30%, 5/15/47	3,434	3,474,880
LB-UBS Commercial Mortgage Trust:
Series 2006-C3, Class A4, 5.66%, 3/15/39 (b)	355	388,980
Series 2007-C2, Class A2, 5.30%, 2/15/40	786	786,712
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A2, 6.05%, 6/11/49 (b)	2,630	2,673,335
SMA Issuer I LLC, Series 2012-LV1, Class A, 3.50%, 8/20/25 (a)	399	401,004
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.50%, 10/15/48	3,021	3,042,463

		64,850,258

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 1.4%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 2.09%, 12/10/45 (b)	$8,268	$930,492
Series 2013-CR7, Class XA, 1.77%, 3/10/46 (b)	4,107	393,216
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.73%, 4/15/46 (b)	4,698	480,306
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.99%, 12/15/45 (a)(b)	17,251	1,965,256

		3,769,270
Total Non-Agency Mortgage-Backed Securities — 24.5%		68,619,528

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.6%
Fannie Mae, 3.00%, 9/16/14	7,030	7,265,864
Collateralized Mortgage Obligations — 0.0%
Freddie Mac, Series 2864, Class NA, 5.50%, 1/15/31	68	68,744
Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2013-14, Class IA, 4.50%, 3/25/43	848	87,464
Series 2013-20, Class IE, 4.00%, 3/25/43	952	199,476
Series 2013-52, Class EI, 4.00%, 3/25/43	590	60,170
Freddie Mac, Series 4035, Class IP, 4.50%, 10/15/41	1,011	133,957
Ginnie Mae, Series 2013-87, Class AS, 6.01%, 6/20/43 (b)	700	108,500

		589,567
Interest Only Commercial Mortgage-Backed Securities — 3.2%
Fannie Mae, Series 2012-M9, Class X1, 4.25%, 12/25/17 (b)	18,198	2,705,754
Freddie Mac:
Series K020, Class X1, 1.61%, 5/25/22 (b)	4,405	439,547
Series K021, Class X1, 1.65%, 6/25/22 (b)	12,064	1,254,095
Series K023, Class X1, 1.44%, 8/25/22 (b)	21,775	2,002,598
Series K024, Class X1, 1.03%, 9/25/22	3,712	235,769
Series K025, Class X1, 1.03%, 10/25/22	2,697	174,923
Series K027, Class X1, 0.96%, 1/25/23 (b)	3,268	199,638
Series KO28, Class X1, 0.00%, 2/25/23	21,400	586,360
Series K711, Class X1, 1.83%, 7/25/19 (b)	12,074	1,026,371
Series K712, Class X1, 1.51%, 11/25/19 (b)	3,696	262,546

		8,887,601
Mortgage-Backed Securities — 156.1%
Fannie Mae Mortgage-Backed Securities:
2.00%, 7/01/28 (c)	1,000	973,594
2.50%, 7/01/28 (c)	13,400	13,477,468
3.00%, 7/01/28-7/01/43 (c)	80,785	80,291,902
3.50%, 10/01/25-7/01/43 (c)	54,647	55,828,072
4.00%, 9/01/18-7/01/43 (c)	43,991	45,949,391
4.50%, 7/01/28-7/01/43 (c)	52,530	55,574,891
5.00%, 10/01/35-7/01/43 (c)	10,262	11,049,278

10	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments (continued)	Series M Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (concluded)
5.50%, 7/01/43 (c)	$12,000	$13,033,126
6.00%, 2/01/38-7/01/43 (c)	5,341	5,819,450
6.50%, 5/01/36-7/01/43 (c)	1,209	1,350,364
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/28-7/01/43 (c)	19,742	19,391,141
3.04%, 5/01/36 (b)	1,003	1,073,322
3.50%, 7/01/18-7/01/43 (c)	7,795	7,936,241
4.00%, 6/01/18-7/01/43 (c)	7,046	7,370,684
4.50%, 4/01/14-7/01/43 (c)	8,829	9,288,239
5.00%, 5/01/28-7/01/43 (c)	7,637	8,150,986
5.50%, 1/01/28-7/01/43 (c)	2,843	3,062,562
6.00%, 8/01/28-11/01/39	2,457	2,668,439
Ginnie Mae Mortgage-Backed Securities:
2.50%, 7/15/43 (c)	1,500	1,398,984
3.00%, 7/15/43 (c)	10,600	10,482,251
3.50%, 9/15/42-7/15/43 (c)	20,815	21,376,238
4.00%, 10/20/40-7/15/43 (c)	14,716	15,466,816
4.50%, 7/15/40-7/15/43 (c)	18,380	19,604,682
5.00%, 7/15/33-7/15/43 (c)	9,365	10,207,834
5.50%, 7/15/38-12/20/41	4,482	4,899,773
6.50%, 7/15/43 (c)	10,900	12,265,906

		437,991,634
Total U.S. Government Sponsored Agency Securities — 162.1%		454,803,410

U.S. Treasury Obligations
U.S. Treasury Notes, 0.63%, 9/30/17	2,245	2,195,013
Total U.S. Treasury Obligations — 0.8%		2,195,013
Total Long-Term Investments
(Cost — $538,393,337) — 190.7%		534,907,163

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (d)	65,762,949	65,762,949
Total Short-Term Securities
(Cost — $65,762,949) — 23.5%		65,762,949
Total Investments Before TBA Sale Commitments
(Cost — $604,156,286*) — 214.2%		600,670,112

TBA Sale Commitments(c)	Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%,7/01/28	$3,800	$(3,821,969)
3.00%, 7/01/28-7/01/43	42,300	(42,327,765)
3.50%, 7/01/28-7/01/43	29,400	(30,159,828)
4.00%,7/01/43	16,200	(16,876,476)
4.50%,7/01/43	18,400	(19,469,500)
5.00%,7/01/43	5,000	(5,380,860)
5.50%,7/01/43	5,700	(6,190,735)
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/28-7/01/43	7,300	(7,199,531)
4.50%,7/01/28	600	(629,531)
5.00%,7/01/43	2,400	(2,561,625)
6.00%,7/01/43	1,000	(1,085,156)
Ginnie Mae Mortgage-Backed Securities:
2.50%,7/15/43	1,500	(1,398,984)
3.00%,7/15/43	3,000	(2,966,719)
3.50%,7/15/43	5,900	(6,054,874)
4.00%,7/15/43	1,800	(1,889,156)
4.50%,7/15/43	4,400	(4,690,641)
5.00%,7/15/43	1,800	(1,941,188)
5.50%,7/15/43	1,600	(1,743,875)
Total TBA Sale Commitments
(Proceeds — $156,766,166) — (55.8)%		(156,388,413)
Total Investments Net of TBA Sale Commitments — 158.4%		444,281,699
Liabilities in Excess of Other Assets — (58.4)%		(163,801,294)

Net Assets — 100.0%		$280,480,405

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$604,156,483

Gross unrealized appreciation	$3,313,178
Gross unrealized depreciation	(6,799,549)

Net unrealized depreciation	$(3,486,371)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	11

Schedule of Investments (continued)	Series M Portfolio

(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$107,452	$1,483
BNP Paribas Securities Corp.	$104,203	$(578)
Citigroup Global Markets, Inc.	$(2,165,843)	$2,743
Credit Suisse Securities (USA) LLC	$29,935,949	$(171,192)
Deutsche Bank Securities, Inc.	$37,782,680	$(444,425)
Goldman Sachs & Co.	$41,204,109	$(411,313)
J.P. Morgan Securities LLC	$31,366,359	$(228,969)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$18,945,501	$(132,961)
Morgan Stanley & Co. LLC	$6,187,324	$(115,547)
Nomura Securities International, Inc.	$50,625	$1,125

(d)	Represents the current yield as of report date.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
627	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	$137,940,000	(151,835)
290	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	$35,103,594	(389,868)
830	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	$105,046,875	(1,361,059)
(111)	Ultra Treasury Bonds	Chicago Board of Trade	September 2013	$16,351,688	584,661
(1)	Euro Dollar Futures	Chicago Mercantile	March 2015	$248,925	279
(1)	Euro Dollar Futures	Chicago Mercantile	March 2015	$247,938	77
(1)	Euro Dollar Futures	Chicago Mercantile	March 2016	$245,588	740
(2)	Euro Dollar Futures	Chicago Mercantile	June 2014	$497,550	417
(2)	Euro Dollar Futures	Chicago Mercantile	June 2015	$494,925	1,379
(1)	Euro Dollar Futures	Chicago Mercantile	September 2013	$249,213	77
(2)	Euro Dollar Futures	Chicago Mercantile	September 2014	$497,175	504
(2)	Euro Dollar Futures	Chicago Mercantile	September 2015	$493,775	1,918
(1)	Euro Dollar Futures	Chicago Mercantile	December 2013	$249,063	183
(2)	Euro Dollar Futures	Chicago Mercantile	December 2014	$496,625	669
(1)	Euro Dollar Futures	Chicago Mercantile	December 2015	$246,250	540
Total					$(1,311,318)

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.39%[1]	3-month LIBOR	Citibank N.A.	9/14/14	$43,000	$(47,975)
0.38%[2]	3-month LIBOR	Citibank N.A.	10/03/14	$43,000	3,248
0.39%[1]	3-month LIBOR	Deutsche Bank AG	10/11/14	$45,965	(4,676)
0.36%[1]	3-month LIBOR	Deutsche Bank AG	10/19/14	$45,965	17,883
0.41%[2]	3-month LIBOR	Citibank N.A.	3/21/15	$35,830	10,665
0.41%[2]	3-month LIBOR	Citibank N.A.	3/22/15	$37,170	11,527
0.36%[1]	3-month LIBOR	Deutsche Bank AG	5/10/15	$42,400	95,268
0.46%[2]	3-month LIBOR	Chicago Mercantile	6/11/15	$100	99,930
0.50%[2]	3-month LIBOR	Chicago Mercantile	6/12/15	$42,400	42,398,729
2.66%[1]	3-month LIBOR	Deutsche Bank AG	9/26/42	$4,400	617,166
2.62%[2]	3-month LIBOR	Deutsche Bank AG	12/13/42	$4,400	(680,895)
2.89%[1]	3-month LIBOR	Goldman Sachs Bank USA	1/14/43	$3,700	334,378
3.01%[2]	3-month LIBOR	Deutsche Bank AG	4/02/43	$3,600	(271,813)
3.09%[1]	3-month LIBOR	Bank of America N.A.	5/20/43	$9,000	574,335
Total					$43,157,770

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

12	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments (continued)	Series M Portfolio

•	Total return swaps outstanding as of June 30, 2013 were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/39	$1,720	$(4,602)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/39	$1,627	30,141
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Deutsche Bank AG	1/12/39	$201	3,114
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/39	$1,844	1,981
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/39	$1,720	37,742
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/39	$341	7,001
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	$2,603	41,054
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	$1,968	37,108
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/42	$128	(2,668)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/42	$319	(6,544)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/42	$766	10,634
Total					$154,961

[1]	Fund pays the total return of the reference entity and receives the floating rate.

[2]	Fund pays the floating rate and receives the total return of the reference entity.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,289,212	—	$9,289,212
Non-Agency Mortgage-Backed Securities	—	68,619,528	—	68,619,528
U.S. Government Sponsored Agency Securities	—	454,108,550	$694,860	454,803,410
U.S. Treasury Obligations	—	2,195,013	—	2,195,013
Short-Term Securities	$65,762,949	—	—	65,762,949
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(156,388,413)	—	(156,388,413)
Total	$65,762,949	$377,823,890	$694,860	$444,281,699

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	13

Schedule of Investments (concluded)	Series M Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$591,444	$44,331,904	—	$44,923,348
Liabilities:
Interest rate contracts	(1,902,762)	(1,019,173)	—	(2,921,935)
Total	$(1,311,318)	$43,312,731	—	$42,001,413

[1] Derivative financial instruments are swaps and financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash.	$139,129	—	—	$139,129
Cash pledged for financial futures contracts	994,000	—	—	994,000
Liabilities:
Cash received as collateral for swap contracts	—	$(290,000)	—	(290,000)
Total	$1,133,129	$(290,000)	—	$843,129

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of March 31, 2013.	$3,103,875	$2,643,367	$298,984	$6,046,226
Transfers into Level 3[2]	—	—	—	—
Transfers out of Level 3[2]	—	—	(163,315)	(163,315)
Accrued discounts/premiums	(47)	—	—	(47)
Net realized gain (loss)	(467)	10,428	(33,041)	(23,080)
Net change in unrealized appreciation/depreciation[3]	(3,361)	1,311	5,688	3,638
Purchases	—	—	695,159	695,159
Sales.	(3,100,000)	(2,655,106)	(108,615)	(5,863,721)
Closing Balance, as of June 30, 2013	—	—	$694,860	$694,860

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2013 was $(299).

14	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	Series P Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 16.9%
BlackRock Allocation Target Shares: Series S Portfolio	788,587	$7,767,586

Value
Total Affiliated Investment Companies (Cost — $7,817,397*) — 16.9%	$7,767,586
Other Assets Less Liabilities — 83.1%	38,160,608

Net Assets — 100.0%	$45,928,194

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,817,397

Gross unrealized appreciation	—
Gross unrealized depreciation	$(49,811)

Net unrealized depreciation	$(49,811)

(a)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Purchased	Shares Held at June 30, 2013	Value at June 30, 2013	Income
BlackRock Allocation Target Shares: Series S Portfolio	788,587	788,587	$7,767,586	$22,334

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(12)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	$2,640,000	$(984)
(294)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	$37,209,375	342,117
Total					$341,133

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
2.28%[1]	3-month LIBOR	Barclays Bank PLC	6/07/23	$4,500	$154,828

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	15

Schedule of Investments (concluded)	Series P Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Affiliated Investment Companies	$7,767,586	—	—	$7,767,586

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$342,117	$154,828	—	$496,945
Liabilities:
Interest rate contracts	(984)	—	—	(984)
Total	$341,133	$154,828	—	$495,961

[1] Derivative financial instruments are swaps and financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hieracrchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$328,000	—	—	$328,000
Liabilities:
Bank overdraft	—	$(342)	—	(342)
Total	$328,000	$(342)	—	$327,658

There were no transfers between levels during the period ended June 30, 2013.

16	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	Series S Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17	$669	$698,132
Series 2013-2, Class B, 1.19%, 5/08/18	480	475,112
Series 2013-2, Class C, 1.79%, 3/08/19	575	561,684
Chesapeake Funding LLC, Series 2012-1A, Class A, 0.95%, 11/07/23 (a)(b)	388	388,669
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.94%, 8/15/18 (a)(b)	697	715,793
Credit Acceptance Auto Loan Trust:
Series 2011-1, Class A, 2.61%, 3/15/19 (a)	710	717,855
Series 2012-1A, Class A, 2.20%, 9/16/19 (a)	1,150	1,162,611
Series 2013-1A, Class A, 1.21%, 10/15/20 (a)	770	764,068
DT Auto Owner Trust:
Series 2012-2A, Class A, 0.91%, 11/16/15 (a)	343	343,041
Series 2012-2A, Class B, 1.85%, 4/17/17 (a)	880	881,301
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C, 2.07%, 9/15/15 (a)	185	185,503
Series 2011-2, Class C, 2.37%, 9/15/15	240	240,863
Series 2011-2, Class D, 2.86%, 9/15/15	245	246,300
Series 2012-1, Class B, 1.09%, 1/15/16 (b)	795	796,749
Series 2012-1, Class C, 1.69%, 1/15/16 (b)	890	894,933
Series 2012-1, Class D, 2.29%, 1/15/16 (b)	500	504,149
Series 2012-4, Class C, 1.39%, 9/15/16	430	431,496
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T3, Class A3, 1.79%, 5/15/46 (a)	560	555,570
PFS Financing Corp., Series 2012-AA, Class A, 1.39%, 2/15/16 (a)(b)	1,000	1,003,733
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)	1,300	1,278,099
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 8/15/16 (a)	706	708,993
Series 2011-S1A, Class C, 2.01%, 8/15/16 (a)	304	305,549
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)	88	88,091
Series 2012-AA Class A3, 0.65%, 3/15/17 (a)	715	714,210
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)	555	554,541
Series 2012-1, Class C, 3.78%, 11/15/17	390	404,848
Series 2012-5, Class C, 2.70%, 8/15/18	160	161,007
Series 2012-6, Class C, 1.94%, 3/15/18	145	143,937
Series 2013-1, Class C, 1.76%, 1/15/19	280	273,115
Series 2013-3, Class C, 1.81%, 4/15/19	450	436,944
SLC Student Loan Trust, Series 2006-A, Class A4, 0.40%, 1/15/19 (b)	141	140,320
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.67%, 3/15/22 (b)	412	403,680
Series 2004-B, Class A2, 0.47%, 6/15/21 (b)	592	579,901
Series 2004-10, Class A4A, 0.70%, 7/27/20 (a)(b)	49	49,128
SLM Private Education Loan Trust:
Series 2010-C, Class A1, 1.84%, 12/15/17 (a)(b)	96	96,166

Asset-Backed Securities	Par (000)	Value
Series 2012-B, Class A1, 1.29%, 12/15/21 (a)(b)	$175	$176,134
Series 2012-C, Class A1, 1.29%, 8/15/23 (a)(b)	682	686,075
Series 2012-E, Class A1, 0.94%, 10/16/23 (a)(b)	236	236,610
Toyota Auto Receivables Owner Trust, Series 2013-A, Class A4, 0.69%, 11/15/18	775	763,859
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 4/17/23	330	314,657
Total Asset-Backed Securities — 13.2%		20,083,426

Corporate Bonds
Air Freight & Logistics — 0.2%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)	278	280,702
Airlines — 0.6%
UAL Pass-Through Trust:
10.40%, 5/01/18 (c)	355	408,246
9.75%, 7/15/18 (c)	434	498,933

		907,179
Auto Components — 0.2%
Icahn Enterprises LP, 4.00%, 8/15/13 (b)(d)	320	320,480
Automobiles — 0.9%
Daimler Finance North America LLC, 1.30%, 7/31/15 (a)(e)	1,340	1,342,949
Capital Markets — 3.0%
The Goldman Sachs Group, Inc., 5.95%, 1/18/18 (c)	3,250	3,636,230
Morgan Stanley, 3.80%, 4/29/16 (c)	734	763,405
Murray Street Investment Trust I, 4.65%, 3/09/17 (f)	140	148,223

		4,547,858
Chemicals — 1.0%
LyondellBasell Industries NV, 5.00%, 4/15/19	1,000	1,088,096
Methanex Corp., 3.25%, 12/15/19	519	502,434

		1,590,530
Commercial Banks — 2.2%
Regions Financial Corp., 2.00%, 5/15/18	1,000	945,309
Standard Chartered PLC, 5.50%, 11/18/14 (a)	150	157,905
The Toronto-Dominion Bank, 1.63%, 9/14/16 (a)	2,154	2,187,818

		3,291,032
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 4.63%, 1/31/18 (a)	200	196,894
Computers & Peripherals — 0.8%
Dell, Inc., 5.63%, 4/15/14	300	309,876
Hewlett-Packard Co.:
2.63%, 12/09/14 (c)	360	367,411
2.20%, 12/01/15	310	314,807
Lexmark International, Inc., 5.13%, 3/15/20	150	150,803

		1,142,897
Consumer Finance — 1.1%
American Express Credit Corp., 2.75%, 9/15/15 (c)	1,005	1,042,449
SLM Corp., 5.00%, 10/01/13	680	683,400

		1,725,849

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	17

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services — 11.2%
Bank of America Corp., 5.65%, 5/01/18 (c)	$3,925	$4,360,604
Citigroup, Inc.:
5.50%, 10/15/14 (c)	660	694,177
1.25%, 1/15/16 (c)	2,370	2,341,669
3.95%, 6/15/16	240	252,977
Ford Motor Credit Co. LLC:
12.00%, 5/15/15	1,129	1,331,291
8.00%, 12/15/16	500	585,569
6.63%, 8/15/17	1,115	1,261,949
Glencore Funding LLC, 1.70%, 5/27/16 (a)	380	368,491
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18	600	630,000
JPMorgan Chase & Co.:
5.15%, 10/01/15 (c)	680	734,686
2.60%, 1/15/16 (c)	940	959,846
2.00%, 8/15/17 (c)	685	679,826
6.40%, 10/02/17 (c)	655	755,506
JPMorgan Chase Bank, NA, 6.00%, 10/01/17	250	284,773
LeasePlan Corp NV, 2.50%, 5/16/18 (a)	800	770,969
Novus USA Trust, Series 2013-1, 1.57%, 2/28/14 (a)(b)	1,000	998,500

		17,010,833
Diversified Telecommunication Services — 0.7%
AT&T Inc., 0.90%, 2/12/16 (c)	1,040	1,032,160
Electric Utilities — 2.4%
Indiana Michigan Power Co., 5.05%, 11/15/14 (c)	900	948,178
Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15	540	582,913
Progress Energy, Inc., 5.63%, 1/15/16	1,000	1,105,470
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)	926	961,788

		3,598,349
Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 7.75%, 7/15/16	354	400,905
Energy Equipment & Services — 0.4%
Transocean, Inc.:
4.95%, 11/15/15	430	461,214
2.50%, 10/15/17	155	153,177

		614,391
Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp., 6.25%, 11/15/15	425	470,370
Health Care Providers & Services — 0.7%
Coventry Health Care, Inc., 6.13%, 1/15/15	670	719,106
WellPoint, Inc., 1.25%, 9/10/15	306	306,511

		1,025,617
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 1.88%, 12/15/17	550	531,256
Independent Power Producers & Energy Traders — 0.1%
TransAlta Corp., 5.75%, 12/15/13	170	173,789
Insurance — 5.1%
American International Group, Inc.:
4.88%, 9/15/16	55	60,245
5.85%, 1/16/18 (c)	1,250	1,405,513
Genworth Holdings, Inc., 6.52%, 5/22/18	563	622,287
ING US, Inc., 3.15%, 2/15/18 (a)	1,502	1,509,558
Lincoln National Corp., 4.30%, 6/15/15 (c)	810	859,022

Corporate Bonds	Par (000)	Value
Insurance (concluded)
Marsh & McLennan Cos., Inc., 2.30%, 4/01/17	$1,000	$997,751
Prudential Financial, Inc., 6.00%, 12/01/17 (c)	1,250	1,435,414
XL Group PLC, 5.25%, 9/15/14 (c)	850	891,900

		7,781,690
IT Services — 0.6%
Computer Sciences Corp., 2.50%, 9/15/15	345	351,741
The Western Union Co., 2.38%, 12/10/15	500	508,833

		860,574
Machinery — 0.6%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14 (c)	430	458,924
Pentair Finance SA, 1.35%, 12/01/15	400	400,641

		859,565
Media — 2.6%
Comcast Cable Communications LLC, 8.88%, 5/01/17 (c)	1,000	1,252,387
The Interpublic Group of Cos., Inc.:
6.25%, 11/15/14	1,010	1,070,701
2.25%, 11/15/17	247	240,033
Omnicom Group, Inc., 5.90%, 4/15/16	500	556,631
TCM Sub LLC, 3.55%, 1/15/15 (a)	200	207,174
Virgin Media Secured Finance PLC, 6.50%, 1/15/18	650	667,875

		3,994,801
Metals & Mining — 4.0%
Anglo American Capital PLC, 9.38%, 4/08/14 (a)(c)	1,200	1,272,036
Barrick Gold Corp., 1.75%, 5/30/14	855	855,876
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/15	335	333,449
2.38%, 3/15/18 (a)	150	142,661
Rio Tinto Finance USA Ltd.:
8.95%, 5/01/14 (c)	910	969,760
1.88%, 11/02/15	510	517,388
Xstrata Finance Canada Ltd.:
2.05%, 10/23/15 (a)	650	650,205
2.70%, 10/25/17 (a)(c)	1,300	1,260,715

		6,002,090
Multi-Utilities — 0.3%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15	375	413,836
Oil, Gas & Consumable Fuels — 3.8%
Enterprise Products Operating LLC, 9.75%, 1/31/14 (c)	1,695	1,780,692
Petrohawk Energy Corp.:
7.25%, 8/15/18 (c)	630	687,330
6.25%, 6/01/19	300	329,250
Pioneer Natural Resources Co., 5.88%, 7/15/16	1,290	1,438,649
Southeast Supply Header LLC, 4.85%, 8/15/14 (a)	410	423,375
Tennessee Gas Pipeline Co. LLC, 8.00%, 2/01/16	640	741,357
Texas Eastern Transmission LP, 6.00%, 9/15/17 (a)	270	307,529

		5,708,182

18	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Pharmaceuticals — 2.7%
Mylan, Inc.:
7.63%, 7/15/17 (a)	$2,500	$2,768,027
6.00%, 11/15/18 (a)	1,000	1,095,881
Zoetis, Inc., 1.15%, 2/01/16 (a)	250	249,151

		4,113,059
Professional Services — 0.2%
Experian Finance PLC, 2.38%, 6/15/17 (a)(c)	290	287,320
Real Estate Investment Trusts (REITs) — 2.3%
Health Care REIT, Inc., 4.70%, 9/15/17	1,250	1,358,296
Host Hotels & Resorts LP, 5.88%, 6/15/19	700	752,569
ProLogis LP, 4.00%, 1/15/18 (c)	1,400	1,451,199

		3,562,064
Road & Rail — 1.5%
Asciano Finance Ltd., 3.13%, 9/23/15 (a)	885	904,342
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (a)	818	845,240
3.38%, 3/15/18 (a)	515	529,484

		2,279,066
Tobacco — 0.9%
BAT International Finance PLC, 1.40%, 6/05/15 (a)	650	655,158
Reynolds American, Inc.:
1.05%, 10/30/15	250	249,930
7.63%, 6/01/16	400	466,352

		1,371,440
Wireless Telecommunication Services — 1.9%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (d)	1,410	1,434,675
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	98,412
SBA Tower Trust, 4.25%, 4/15/40 (a)	255	263,954
Vodafone Group PLC, 0.90%, 2/19/16 (c)	1,170	1,150,658

		2,947,699
Total Corporate Bonds — 53.0%		80,385,426

Foreign Agency Obligations
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (a)	1,010	1,048,380
Corp Nacional del Cobre de Chile, 4.75%, 10/15/14 (a)(c)	620	643,550
Eksportfinans ASA, 3.00%, 11/17/14	460	460,000
Petrobras Global Finance BV, 2.00%, 5/20/16	443	433,802
Petrobras International Finance Co., 3.88%, 1/27/16	380	390,954
Sinopec Capital Ltd., 1.25%, 4/24/16 (a)	750	741,955
Total Foreign Agency Obligations — 2.5%		3,718,641

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations — 2.8%
Arkle Master Issuer PLC, Series 2010-2A, Class 1A1, 1.67%, 5/17/60 (a)(b)	$487	$487,756
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A2C, 1.72%, 11/19/47 (a)(b)	960	973,247
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.58%, 10/25/34 (b)	118	115,343
Bear Stearns Alt-A Trust, Series 2004-13, Class A1, 0.93%, 11/25/34 (b)	8	7,742
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.82%, 5/20/34 (b)	222	206,903
Holmes Master Issuer PLC:
Series 2011-3A, Class A2, 1.83%, 10/21/54 (a)(b)	327	331,397
Series 2011-3X, Class A2, 1.83%, 10/15/54 (b)	460	466,186
Series 2012-1X, Class A2, 1.93%, 10/15/54 (b)	1,030	1,047,880
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.67%, 12/22/54 (a)(b)	470	479,312
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.54%, 6/25/34 (b)	214	216,891

		4,332,657
Commercial Mortgage-Backed Securities — 29.5%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class A3, 5.45%, 1/15/49	605	612,888
Series 2007-3, Class A2, 5.86%, 6/10/49 (b)	52	51,614
Series 2007-5, Class A3, 5.62%, 2/10/51	1,120	1,138,566
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-2, Class A4, 5.06%, 3/11/41 (b)	388	388,935
Series 2003-2, Class B, 5.18%, 3/11/41 (b)	940	949,458
Series 2005-3, Class A2, 4.50%, 7/10/43	138	137,891
Bear Stearns Commercial Mortgage Securities:
Series 05-PWR8, Class A4 4.67%, 6/11/41	2,730	2,872,585
Series 2006-PW12, Class A4, 5.90%, 9/11/38 (b)	1,000	1,103,868
Series 2007-PW16, Class A4, 5.90%, 6/11/40 (b)	700	790,707
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class A4, 5.39%, 7/15/44 (b)	875	939,921
Series 2007-CD4, Class A2B, 5.21%, 12/11/49	78	78,886
Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (b)	775	869,459

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	19

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates:
Series 2007-C4, Class A3, 5.95%, 9/15/39 (b)	$1,930	$1,990,967
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)	972	1,021,012
Series 2007-C9, Class A4, 5.99%, 12/10/49 (b)	640	725,644
Series 2008-C1, Class A2, 6.25%, 2/15/41 (b)	355	356,906
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)	679	705,205
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)	475	455,443
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	970	1,011,523
Del Coronado Trust, Series 2013-HDC, Class A, 0.99%, 3/15/26 (a)(b)	325	324,168
Deutsche Bank ReREMIC Trust:
Series 2011-C32, Class A3A, 5.94%, 6/17/49 (a)(b)	1,045	1,171,266
Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)	636	636,923
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2, 5.42%, 12/10/49	569	567,218
GMAC Commercial Mortgage Securities, Inc., Series 2004-C2, Class A4, 5.30%, 8/10/38 (b)	880	906,622
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4, 6.06%, 7/10/38 (b)	1,200	1,330,144
Series 2007-GG9, Class A4, 5.44%, 3/10/39	1,750	1,934,331
GS Mortgage Securities Trust, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (b)	1,000	1,089,221
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-C2, Class A3, 5.38%, 5/15/41 (b)	745	763,643
Series 2004-C3, Class A5, 4.88%, 1/15/42	540	562,427
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-LN2, Class A2, 5.12%, 7/15/41	610	632,378
Series 2005-LDP3, Class A4A, 4.94%, 8/15/42 (b)	620	658,367
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	910	1,002,274
Series 2007-CB18, Class A4, 5.44%, 6/12/47	885	980,530
Series 2007-LD12, Class A2, 5.83%, 2/15/51	269	275,401
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A6, 4.79%, 10/15/14 (b)	370	381,849
Series 2005-C2, Class A5 5.15%, 4/15/30 (b)	450	476,459
Series 2005-C5, Class A4, 4.95%, 9/15/30	790	839,948
Series 2005-C5, Class AAB, 4.93%, 9/15/30	839	839,285
Series 2007-C1, Class A4, 5.42%, 2/15/40	580	644,445
Series 2007-C2, Class A2, 5.30%, 2/15/40	67	66,565
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)	285	309,780

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4, 4.75%, 5/12/15 (b)	$500	$526,380
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.17%, 12/12/49 (b)	1,003	1,104,449
Morgan Stanley Capital I, Inc.:
Series 2003-IQ6, Class A4, 4.97%, 12/15/41	2,030	2,042,674
Series 2005-HQ7, Class A4, 5.38%, 11/14/42 (b)	800	860,135
Series 2006-IQ12, Class A4, 5.33%, 12/15/43	640	704,326
Morgan Stanley ReREMIC Trust:
Series 2009-GG10, Class A4A, 5.98%, 8/12/45 (a)(b)	510	570,999
Series 2010-GG10, Class A4A, 5.98%, 8/15/45 (a)(b)	510	571,382
Series 2011-IO, Class A, 2.50%, 3/23/51 (a)	366	369,230
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)	849	859,607
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (a)	200	196,218
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (a)	885	867,690
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	318	314,995
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A4, 5.42%, 1/15/45 (b)	1,346	1,448,010
Series 2006-C28, Class A2, 5.50%, 10/15/48	238	239,453
Series 2007-C33, Class A4, 6.12%, 2/15/51 (b)	570	634,086
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)	390	389,830
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.79%, 2/15/44 (a)	480	506,909

		44,801,095
Interest Only Commercial Mortgage-Backed Securities — 1.4%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 2.12%, 8/15/45 (b)	1,117	130,805
Series 2013-CR7, Class XA, 1.77%, 3/10/46 (b)	3,669	351,303
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.73%, 4/15/46 (b)	5,297	541,622
WF-RBS Commercial Mortgage Trust:
Series 2012-C9, Class XA, 2.43%, 11/15/45 (a)(b)	3,381	444,628
Series 2013-C14, Class XA, 0.94%, 6/15/46 (b)	9,935	619,964

		2,088,322
Total Non-Agency Mortgage-Backed Securities — 33.7%		51,222,074

20	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments (continued)	Series S Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
State of California GO:
5.10%, 8/01/14	$105	$106,939
3.95%, 11/01/15	175	185,743
Total Taxable Municipal Bonds — 0.2%		292,682

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.3%
Freddie Mac:
Series 3959, Class MA, 4.50%, 11/15/41	752	815,362
Series 3986, Class M, 4.50%, 9/15/41	656	722,764
Ginnie Mae:
Series 2006-3, Class B, 5.09%, 1/16/37 (b)	173	179,935
Series 2006-68, Class B, 5.16%, 6/16/31 (b)	285	286,723

		2,004,784
Commercial Mortgage-Backed Securities — 0.3%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13	21	20,703
Series K003, Class A2, 3.61%, 6/25/14	420	423,738

		444,441
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae, Series 2013-M5, Class X2, 2.53%, 1/25/22	1,581	228,130
Freddie Mac, Series K710, Class X1, 1.91%, 5/25/19 (b)	2,899	252,586

		480,716
Mortgage-Backed Securities — 21.6%
Fannie Mae Mortgage-Backed Securities:
2.00%, 7/01/28 (g)	4,700	4,575,891
2.50%, 12/01/27-5/01/28	4,169	4,199,101
3.00%, 7/01/28-8/01/28 (g)	9,000	9,250,782
3.50%, 7/01/28 (g)	6,150	6,403,047
5.00%, 7/01/19-7/01/25	2,725	2,910,009
Freddie Mac Mortgage-Backed Securities:
3.50%, 7/01/43 (g)	2,860	2,896,644
5.00%, 1/01/19-9/01/21	1,247	1,320,322
5.50%, 5/01/22	1,097	1,193,570

		32,749,366
Total U.S. Government Sponsored Agency Securities — 23.5%		35,679,307

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
1.88%, 4/30/14 (c)	$4,000	$4,056,248
0.25%, 5/31/15	1,464	1,461,426
0.50%, 6/15/16 (c)	4,991	4,969,943
1.00%, 5/31/18	4,960	4,874,748
2.00%, 2/15/23	45	43,309
Total U.S. Treasury Obligations — 10.1%		15,405,674
Total Long-Term Investments
(Cost — $208,505,137) — 136.2%		206,787,230

Short-Term Securities	Shares
Dreyfus Treasury Prime, 0.00% (h)	4,536,082	4,536,082
Total Short-Term Securities
(Cost — $4,536,082) — 3.0%		4,536,082

Options Purchased
(Cost — $154,212) — 0.1%		129,588
Total Investments Before TBA Sale Commitments and Options Written (Cost — $213,195,431*) — 139.3%		211,452,900

TBA Sale Commitments (g)	Par (000)
Fannie Mae Mortgage-Backed Securities:
2.00%, 7/01/28	$4,200	(4,089,094)
3.00%, 7/01/28	6,000	(6,171,563)
3.50%, 7/01/28	4,100	(4,270,406)
Freddie Mac Mortgage-Backed Securities, 3.50%, 7/01/43	2,860	(2,896,644)
Total TBA Sale Commitments
(Proceeds — $17,464,364) — (11.5)%		(17,427,707)

Options Written
(Premiums Received — $128,050) — (0.1)%		(155,720)
Total Investments Net of TBA Sale Commitments and Options Written — 127.7%		193,869,473
Liabilities in Excess of Other Assets — (27.7)%		(42,083,724)

Net Assets — 100.0%		$151,785,749

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$213,195,431

Gross unrealized appreciation	$1,037,049
Gross unrealized depreciation	(2,779,580)

Net unrealized depreciation	$(1,742,531)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of securities with an aggregate market value of $37,334,575 have been pledged for open reverse repurchase agreements.

(d)	Convertible security.

(e)	All or a portion of security has been pledged as collateral in connection with swaps.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	21

Schedule of Investments (continued)	Series S Portfolio

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2013 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	—	$43,148
Credit Suisse Securities (USA) LLC	—	$31,280
Deutsche Bank Securities, Inc.	$2,132,640	$(52,007)
Goldman Sachs & Co.	—	$(30,938)
J.P. Morgan Securities LLC	$3,566,016	$(47,617)

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of June 30, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.34%	1/10/13	Open	$3,690,000	$3,695,994
UBS Securities LLC	0.32%	1/15/13	Open	441,000	441,651
UBS Securities LLC	0.35%	1/15/13	Open	678,150	679,244
Barclays Capital, Inc.	0.35%	2/07/13	Open	281,354	281,745
Barclays Capital, Inc.	0.35%	2/07/13	Open	934,301	935,600
Barclays Capital, Inc.	0.35%	2/07/13	Open	1,278,225	1,280,002
Credit Suisse Securities (USA) LLC	0.35%	2/11/13	Open	763,075	764,114
BNP Paribas Securities Corp.	0.33%	2/12/13	Open	2,252,000	2,254,869
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	335,700	335,987
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	434,837	435,210
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	481,950	482,362
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	488,000	488,418
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	635,500	636,044
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	655,988	656,549
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	659,313	659,877
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	715,700	716,312
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	812,025	812,720
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	846,812	847,537
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,006,688	1,007,549
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,015,050	1,015,918
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,194,375	1,195,397
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,970,438	1,972,123
BNP Paribas Securities Corp.	0.18%	4/18/13	Open	4,105,000	4,106,498
Deutsche Bank Securities, Inc.	0.32%	5/02/13	Open	1,415,625	1,416,380
BNP Paribas Securities Corp.	0.34%	5/07/13	Open	743,000	743,386
BNP Paribas Securities Corp.	0.34%	5/07/13	Open	1,116,000	1,116,580
BNP Paribas Securities Corp.	0.34%	5/07/13	Open	1,227,000	1,227,637
BNP Paribas Securities Corp.	0.34%	5/17/13	Open	4,352,000	4,353,850
Deutsche Bank Securities, Inc.	0.32%	6/06/13	Open	910,000	910,202
Deutsche Bank Securities, Inc.	0.32%	6/06/13	Open	990,000	990,220
Deutsche Bank Securities, Inc.	0.32%	6/06/13	Open	1,392,000	1,392,309
Deutsche Bank Securities, Inc.	0.32%	6/06/13	Open	1,409,000	1,409,313
Barclays Capital, Inc.	0.35%	6/24/13	Open	1,624,964	1,625,075
Credit Suisse Securities (USA) LLC	0.14%	6/25/13	Open	1,192,500	1,192,528
Total				$42,047,570	$42,079,200

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

22	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments (continued)	Series S Portfolio

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
418	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	$91,960,000	$(96,978)
(295)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	$35,708,828	439,939
(17)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	$2,151,563	46,913
Total					$389,874

•	Over-the-counter interest rate swaptions purchased as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Citibank N.A.	Call	1.16%	Receive	3-month LIBOR	7/11/13	$6,500	$66
5-Year Interest Rate Swap	Citibank N.A.	Put	1.16%	Pay	3-month LIBOR	7/11/13	$6,500	129,522
Total								$129,588

•	Over-the-counter interest rate swaptions written as of June 30, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.00%	Pay	3-month LIBOR	7/11/14	$6,500	$(5,201)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.00%	Receive	3-month LIBOR	7/11/14	$6,500	(150,519)
Total								$(155,720)

•	Credit default swaps - buy protection outstanding as of June 30, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
CA Technologies	1.00%	Barclays Bank PLC	3/20/18	$190	$(4,681)
Quest Diagnostics, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/18	$600	(13,005)
State of Israel	1.00%	Barclays Bank PLC	9/20/18	$2,250	(10,027)
Total					$(27,713)

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.43%[1]	3-month LIBOR	Credit Suisse International	8/03/14	$4,000	$(7,586)
0.43%[1]	3-month LIBOR	Deutsche Bank AG	8/03/14	$4,000	(7,885)
0.39%[1]	3-month LIBOR	Deutsche Bank AG	10/11/14	$7,700	(1,131)
2.29%[1]	3-month LIBOR	Chicago Mercantile	5/30/23	$856	28,845
Total					$12,243

[1]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	23

Schedule of Investments (continued)	Series S Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$19,478,728	$604,698	$20,083,426
Corporate Bonds	—	77,952,251	2,433,175	80,385,426
Foreign Agency Obligations	—	3,718,641	—	3,718,641
Non-Agency Mortgage-Backed Securities	—	50,907,079	314,995	51,222,074
Taxable Municipal Bonds	—	292,682	—	292,682
U.S. Government Sponsored Agency Securities	—	35,679,307	—	35,679,307
U.S. Treasury Obligations	—	15,405,674	—	15,405,674
Short-Term Securities	$4,536,082	—	—	4,536,082
Options Purchased:
Interest Rate Contracts	—	129,588	—	129,588
Liabilities:
Investments in Securities:
TBA Sale Commitments	—	(17,427,707)	—	(17,427,707)
Total	$4,536,082	$186,136,243	$3,352,868	$194,025,193

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$486,852	$28,845	—	$515,697
Liabilities:
Interest rate contracts	(96,978)	(172,322)	—	(269,300)
Credit contracts	—	(27,713)	—	(27,713)
Total	$389,874	$(171,190)	—	$218,684

[1]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$168,000	—	—	$168,000
Cash pledged as collateral for swap contracts	40,000	—	—	40,000
Liabilities:
Bank overdraft	—	$(20,408)	—	(20,408)
Reverse repurchase agreements	—	(42,079,200)	—	(42,079,200)
Total	$208,000	$(42,099,608)	—	$(41,891,608)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2013.

24	BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013

Schedule of Investments (concluded)	Series S Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of March 31, 2013	—	$3,151,630	$345,121	$3,496,751
Transfers into Level 3[2]	$100,794	—	—	100,794
Transfers out of Level 3[2]	—	—	—	—
Accrued discounts/premiums	(1)	5,639	30	5,668
Net realized gain (loss)	(30)	—	354	324
Net change in unrealized appreciation/depreciation[3]	(4,342)	15,906	(169)	11,395
Purchases	559,999	—	—	559,999
Sales	(51,722)	(740,000)	(30,341)	(822,063)
Closing Balance, as of June 30, 2013	$604,698	$2,433,175	$314,995	$3,352,868

[2]	Transfers into and transfers out of Level 3 represent the value as of the beginning of the reporting period.

[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2013 was $12,297.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK ALLOCATION TARGET SHARES	JUNE 30, 2013	25

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Allocation Target Shares

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Allocation Target Shares

Date: August 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Allocation Target Shares

Date: August 23, 2013